UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-09567
                                    --------------------------

                   Principal Partners Equity Growth Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                            Shares
                                                             Held                   Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (96.75%)
AEROSPACE & DEFENSE EQUIPMENT (1.41%)
                                                                                $
 United Technologies                                           8,890                831,215
APPAREL MANUFACTURERS (0.53%)
 Coach /1/                                                     7,350                314,507
APPLICATIONS SOFTWARE (6.85%)
 Mercury Interactive /1/                                      14,000                511,840
 Microsoft                                                   118,350              3,368,241
 Red Hat /1/ /2/                                               9,700                166,064
                                                                                  4,046,145
BEVERAGES-NON-ALCOHOLIC (3.42%)
 Coca-Cola                                                    31,505              1,381,809
 Pepsico                                                      12,825                641,250
                                                                                  2,023,059
CASINO HOTELS (0.49%)
 Wynn Resorts /1/ /2/                                          8,100                289,818
CASINO SERVICES (1.36%)
 International Game Technology                                24,900                805,266
COMMERCIAL SERVICE-FINANCE (0.49%)
 Paychex                                                       9,500                291,745
COMPUTERS-INTEGRATED SYSTEMS (1.58%)
 Dell /1/                                                     26,350                934,635
COMPUTERS-MEMORY DEVICES (1.03%)
 EMC /1/                                                      55,525                609,109
CONSULTING SERVICES (1.14%)
 Accenture /1/                                                27,360                673,877
COSMETICS & TOILETRIES (2.51%)
 Kimberly-Clark                                                7,400                474,118
 Procter & Gamble                                             19,300              1,006,495
                                                                                  1,480,613
CRUISE LINES (1.29%)
 Carnival                                                     16,300                759,743
DIAGNOSTIC KITS (0.30%)
 Dade Behring Holdings /1/                                     3,600                178,884
DIVERSIFIED MANUFACTURING OPERATIONS (8.05%)
 3M                                                            3,600                296,496
 General Electric                                             97,850              3,253,512
 Tyco International                                           38,900              1,205,900
                                                                                  4,755,908
E-COMMERCE-PRODUCTS (0.59%)
 Amazon.com /1/                                                8,900                346,388
E-COMMERCE-SERVICES (4.34%)
 eBay /1/                                                     14,480              1,134,218
 InterActiveCorp /1/                                          52,370              1,429,701
                                                                                  2,563,919
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.39%)
 Intel                                                        40,700                992,266
 Texas Instruments                                            19,625                418,601
                                                                                  1,410,867

                                                              Shares
                                                               Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.50%)
                                                                                $
 Amphenol /1/                                                  9,470                297,642
ELECTRONIC FORMS (0.42%)
 Adobe Systems                                                 5,900                248,862
ENTERPRISE SOFTWARE & SERVICE (0.78%)
 Novell /1/ /2/                                               14,500                 99,180
 Oracle /1/                                                   34,500                362,595
                                                                                    461,775
FINANCE-CREDIT CARD (3.71%)
 American Express                                             19,400                974,850
 MBNA                                                         49,200              1,214,748
                                                                                  2,189,598
FINANCE-INVESTMENT BANKER & BROKER (6.33%)
 Citigroup                                                    51,366              2,264,727
 Goldman Sachs Group                                          11,675              1,029,618
 Lehman Brothers Holdings                                      6,400                448,640
                                                                                  3,742,985
FINANCE-MORTGAGE LOAN/BANKER (1.36%)
 Federal National Mortgage Association                        11,300                801,848
HEALTH CARE COST CONTAINMENT (0.68%)
 Caremark Rx /1/                                              13,250                404,125
INTERNET BROKERS (0.68%)
 Ameritrade Holding /1/                                       36,300                402,567
INTERNET SECURITY (0.61%)
 Symantec /1/                                                  7,700                360,052
LOTTERY SERVICES (0.67%)
 GTECH Holdings                                                9,330                395,312
MEDICAL INSTRUMENTS (2.83%)
 Boston Scientific /1/                                        12,000                459,120
 Guidant                                                       4,480                247,834
 Medtronic                                                    12,875                639,501
 St. Jude Medical /1/                                          4,810                327,705
                                                                                  1,674,160
MEDICAL PRODUCTS (1.94%)
 INAMED /1/                                                    3,490                189,088
 Johnson & Johnson                                            17,275                954,789
                                                                                  1,143,877
MEDICAL-BIOMEDICAL/GENE (3.05%)
 Amgen /1/                                                    12,020                683,698
 Biogen Idec /1/                                               5,025                301,500
 Chiron /1/                                                    4,300                197,069
 Genentech /1/                                                 9,800                477,064
 Telik /1/                                                     7,240                143,062
                                                                                  1,802,393
MEDICAL-DRUGS (6.97%)
 Bristol-Myers Squibb                                         12,500                286,250
 Celgene /1/                                                   4,450                237,319
 Eli Lilly                                                     3,600                229,392
 Forest Laboratories /1/                                       7,000                352,030
 Pfizer                                                       76,395              2,441,584

                                                             Shares
                                                              Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                $
 Teva Pharmaceutical Industries                               19,420                574,832
                                                                                  4,121,407
MEDICAL-HMO (1.93%)
 Anthem /1/                                                    5,710                470,904
 UnitedHealth Group                                           10,650                669,885
                                                                                  1,140,789
MULTI-LINE INSURANCE (1.55%)
 American International Group                                 12,975                916,684
MULTIMEDIA (1.55%)
 News /2/                                                     11,445                387,986
 Time Warner /1/                                              31,700                527,805
                                                                                    915,791
NETWORKING PRODUCTS (4.00%)
 Cisco Systems /1/                                            84,325              1,759,020
 Juniper Networks /1/                                         14,500                332,920
 Network Appliance /1/                                        14,100                272,271
                                                                                  2,364,211
OIL COMPANY-EXPLORATION & PRODUCTION (0.33%)
 Murphy Oil                                                    2,530                195,670
OIL COMPANY-INTEGRATED (1.68%)
 Exxon Mobil                                                  21,500                995,450
OIL FIELD MACHINERY & EQUIPMENT (0.85%)
 Smith International /1/                                       8,575                499,751
RETAIL-APPAREL & SHOE (0.75%)
 Chico's FAS /1/ /2/                                          10,572                442,650
RETAIL-BUILDING PRODUCTS (1.00%)
 Lowe's                                                       12,100                589,512
RETAIL-DISCOUNT (2.28%)
 Target                                                        8,415                366,894
 TJX                                                          11,650                273,426
 Wal-Mart Stores                                              13,350                707,683
                                                                                  1,348,003
RETAIL-OFFICE SUPPLIES (0.53%)
 Staples                                                      10,900                314,792
RETAIL-PET FOOD & SUPPLIES (0.56%)
 PETsMART                                                     10,590                328,396
RETAIL-REGIONAL DEPARTMENT STORE (0.44%)
 Kohl's /1/                                                    5,640                258,086
RETAIL-RESTAURANTS (1.15%)
 Outback Steakhouse                                            7,040                285,894
 Yum! Brands /1/                                              10,240                393,114
                                                                                    679,008
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.94%)
 Analog Devices                                               20,300                805,910
 Linear Technology                                            20,250                791,775
 Marvell Technology Group /1/ /2/                              6,040                140,249
                                                                                  1,737,934

                                                              Shares
                                                               Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (1.08%)
                                                                                $
 Qualcomm                                                      9,275                640,717
TELEVISION (0.98%)
 Univision Communications /1/                                 20,060                581,138
THERAPEUTICS (0.43%)
 Gilead Sciences /1/                                           3,950                255,328
TRANSPORT-SERVICES (1.89%)
 C.H. Robinson Worldwide /2/                                  11,595                507,049
 United Parcel Service                                         8,500                611,660
                                                                                  1,118,709
WEB PORTALS (1.78%)
 Yahoo /1/                                                    34,220              1,053,976
WIRELESS EQUIPMENT (0.75%)
 Motorola                                                     27,900                444,447
                                   TOTAL COMMON STOCKS                           57,183,343

                                                             Maturity
                                                              Amount                Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.15%)
 Goldman Sachs; 1.32%; dated 07/30/04 maturing
  08/02/04 (collateralized by U.S. Treasury
  Strips and U.S. Treasury; $1,878,544;
  05/15/14 - 11/15/16)                                    $1,864,205            $ 1,864,000
                           TOTAL REPURCHASE AGREEMENTS                            1,864,000
                                                                                -----------

                  TOTAL PORTFOLIO INVESTMENTS (99.90%)                           59,047,343
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
  ASSETS (0.10%)                                                                     57,972
                            TOTAL NET ASSETS (100.00%)                          $59,105,315
                                                                                -------------

/1/  Non-income producing security.
/2/  Security or portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                               $  2,093,140
Unrealized Depreciation                                 (9,904,584)
                                                      ---------------
Net Unrealized Appreciation (Depreciation)              (7,811,444)
Cost for federal income tax purposes                  $ 66,858,787

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners Equity Growth Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------